Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Commitments to extend credit and letters of credit	$ 163.7	$ 138.2